Income taxes - Summary of Reconciliation of Effective Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Effect of preferential tax rates		28.10%	(25.00%)	(25.00%)
Effect of non-taxable gain	[1]	(381.20%)
Change of valuation allowance		401.00%
Effective tax rate		72.90%	0.00%	0.00%

[1]	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.